Discontinued Operations (Tables)	9 Months Ended
Dec. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Discontinued operations for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 consist of the following:

	Three months ended	Three months ended
	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Revenues	¥24,125	¥7,742
Income from discontinued operations, net*	6,785	1,018

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Revenues	¥5,614	¥2,408
Income from discontinued operations, net*	3,660	(309)

*	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.